Stockholders’ Equity (Details Narrative 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021	Dec. 31, 2020	Jul. 15, 2020	Jun. 18, 2019
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.88	$ 2.37	$ 1.88	$ 2.37	$ 2.18	$ 2.88		$ 1.46
Proceeds from Issuance of Common Stock			$ 3,817,400	$ 4,583,341	$ 4,583,341	$ 37,182,646
Stock compensation expense	$ 142,845	$ 556,837	1,125,209	3,058,741
[custom:AmortizationOfUnrecognizedPeriodicPensionCosts]	$ (742)	97,846	$ 43,302	$ 100,487	$ 135,439
Common stock share issued	117,878,831		117,878,831		88,466,613	75,314,988
Exercise price				$ 0.40	$ 0.40	$ 0.24
Gross profit	$ 1,214,074	2,083,141	$ 4,224,240	$ 5,998,129	$ 8,218,117	$ 4,256,244
Aggregate fair value of RSU awards			710,769	538,198	697,361	5,555,503
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock compensation expense	86,905	221,925	821,321	1,786,517	1,780,234	2,851,253
Unrecognized stock-based compensation expense	72,542	540,635	72,542	540,635	$ 425,878	$ 2,138,000
Minimum [Member] | 2017 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common Stock reserved for issuance under the Equity Plan							4,000,000		3,000,000	2,000,000
Maximum [Member] | 2017 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common Stock reserved for issuance under the Equity Plan							10,000,000		4,000,000	3,000,000
Sponsor [Member]
Class of Stock [Line Items]
[custom:AmortizationOfUnrecognizedPeriodicPensionCosts]	$ (742)	$ 97,846	$ 43,302	$ 100,487
Exercise of Common Stock Options [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		35,000		185,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.31		$ 0.31
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price		$ 0.41		$ 0.41
Proceeds from Issuance of Common Stock				$ 74,350
Common stock share issued					185,000	505,167
Gross profit					$ 74,350	$ 122,970
Exercise of Common Stock Options [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price					$ 0.31	$ 0.15
Exercise of Common Stock Options [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price					$ 0.41	$ 2.65